U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

May 3, 2023

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:    North Square Investments Trust (the “Trust”)
    File Nos.: 333-226989 and 811-23373
North Square Spectrum Alpha Fund (S000063483)
North Square Dynamic Small Cap Fund (S000063485)
North Square Advisory Research Small Cap Growth Fund (S000063486)
North Square Multi Strategy Fund (S000063487)
North Square Preferred and Income Securities Fund (S000063488)
North Square Tactical Growth Fund (S000070728)
North Square Tactical Defensive Fund (S000070729)
North Square Trilogy Alternative Return Fund (S000070730)(the “Funds”)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of the Funds hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment for the Funds dated May 1, 2023, and filed electronically as Post-Effective Amendment No. 25 to the Funds’ Registration Statement on Form N-1A on May 1, 2023.

If you have any questions regarding the enclosed, please do not hesitate to contact the Funds’ counsel, Robert Kurucza, at (202) 661-7195 or kurucza@sewkis.com.

Sincerely,

/s/ Hannah Hathaway
Hannah Hathaway
Assistant Vice President
U.S. Bank Global Fund Services
as Administrator for the Trust